VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 3.6%
7,175	(1)	Cable One, Inc.	$10,505,922	0.8
13,600		Electronic Arts, Inc.	1,720,536	0.1
10,900	(2)	IAC/InterActiveCorp	1,093,052	0.1
124,231	(2)	Match Group, Inc.	13,508,879	1.1
137,900	(2)	Pinterest, Inc.	3,393,719	0.3
33,200	(1),(2)	Roku, Inc.	4,158,964	0.3
46,900	(2)	Spotify Technology SA	7,082,838	0.6
10,300	(2)	Take-Two Interactive Software, Inc.	1,583,522	0.1
29,968	(2)	ZoomInfo Technologies, Inc.	1,790,288	0.2
			44,837,720	3.6

		Consumer Discretionary: 14.3%
12,800	(2)	Aptiv PLC	1,532,288	0.1
3,900	(2)	Autozone, Inc.	7,973,862	0.6
20,200	(2)	Bright Horizons Family Solutions, Inc.	2,680,338	0.2
25,700	(2)	Burlington Stores, Inc.	4,681,769	0.4
56,800	(2)	Caesars Entertainment, Inc.	4,394,048	0.4
26,300	(2)	Carmax, Inc.	2,537,424	0.2
29,600	(1),(2)	Carvana Co.	3,530,984	0.3
40,019	(1),(2)	Chewy, Inc.	1,631,975	0.1
10,050	(2)	Chipotle Mexican Grill, Inc.	15,899,401	1.3
8,800	(2)	Dollar Tree, Inc.	1,409,320	0.1
14,100	(1)	Domino's Pizza, Inc.	5,738,841	0.5
95,400	(1),(2)	DraftKings, Inc. - Class A	1,857,438	0.1
44,200	(1),(2)	Etsy, Inc.	5,493,176	0.4
28,469	(2)	Five Below, Inc.	4,508,635	0.4
28,800	(2)	Floor & Decor Holdings, Inc.	2,332,800	0.2
90,800	(2)	Hilton Worldwide Holdings, Inc.	13,777,992	1.1
42,100	(2)	Lululemon Athletica, Inc.	15,376,183	1.2
118,100	(1),(2)	Mattel, Inc.	2,623,001	0.2
281,100		MGM Resorts International	11,789,334	0.9
1,719	(2)	NVR, Inc.	7,679,237	0.6
40,200	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	1,726,992	0.1
12,600	(2)	O'Reilly Automotive, Inc.	8,630,496	0.7
23,000		Papa Johns International, Inc.	2,421,440	0.2
13,700		Pool Corp.	5,793,045	0.5
59,281	(1)	Restaurant Brands International, Inc.	3,461,418	0.3
5,700	(1),(2)	RH	1,858,713	0.2
29,200		Ross Stores, Inc.	2,641,432	0.2
25,700		Service Corp. International	1,691,574	0.1
53,000		Tractor Supply Co.	12,368,610	1.0
26,621	(2)	Ulta Beauty, Inc.	10,601,015	0.8
12,900	(1),(2)	Wayfair, Inc.	1,429,062	0.1
22,800		Williams-Sonoma, Inc.	3,306,000	0.3
37,100	(1),(2)	Wynn Resorts Ltd.	2,958,354	0.2
30,100		Yum! Brands, Inc.	3,567,753	0.3
			179,903,950	14.3

		Consumer Staples: 2.6%
103,400	(2)	BJ's Wholesale Club Holdings, Inc.	6,990,874	0.6
3,989	(1),(2)	Boston Beer Co., Inc.	1,549,607	0.1
66,175		Brown-Forman Corp. - Class B	4,435,048	0.4
6,600		Casey's General Stores, Inc.	1,307,922	0.1
17,300		Church & Dwight Co., Inc.	1,719,274	0.1
8,100		Clorox Co.	1,126,143	0.1
6,800		Constellation Brands, Inc.	1,566,176	0.1
70,200	(2)	Darling Ingredients, Inc.	5,642,676	0.5
22,900		Hershey Co.	4,960,827	0.4
16,800		McCormick & Co., Inc.	1,676,640	0.1
17,389		Tyson Foods, Inc.	1,558,576	0.1
			32,533,763	2.6

		Energy: 3.0%
265,600		Devon Energy Corp.	15,704,928	1.3
116,100		Halliburton Co.	4,396,707	0.3
54,900		Pioneer Natural Resources Co.	13,726,647	1.1
44	(2),(3),(4)	Venture Global LNG, Inc. - Series B	261,808	0.0
560	(2),(3),(4)	Venture Global LNG, Inc. - Series C	3,332,095	0.3
			37,422,185	3.0

		Financials: 5.5%
111,500		Apollo Global Management, Inc.	6,911,885	0.6
61,900		Arthur J. Gallagher & Co.	10,807,740	0.9
8,800		Assurant, Inc.	1,600,104	0.1
13,833		Cboe Global Markets, Inc.	1,582,772	0.1
77,800		Discover Financial Services	8,572,782	0.7
4,300		Factset Research Systems, Inc.	1,866,845	0.1
11,500		First Republic Bank	1,864,150	0.1
132,300		Hartford Financial Services Group, Inc.	9,500,463	0.8
17,800		MarketAxess Holdings, Inc.	6,055,560	0.5
22,200		MSCI, Inc. - Class A	11,163,936	0.9
10,000		Nasdaq, Inc.	1,782,000	0.1
3,800	(2)	SVB Financial Group	2,125,910	0.2
61,319		Tradeweb Markets, Inc.	5,388,100	0.4
			69,222,247	5.5

		Health Care: 16.4%
15,700	(2)	Abiomed, Inc.	5,200,468	0.4
24,099	(2)	Acadia Healthcare Co., Inc.	1,579,207	0.1
53,800	(2)	Acadia Pharmaceuticals, Inc.	1,303,036	0.1
44,959	(1),(2)	Adaptive Biotechnologies Corp.	624,031	0.1
37,500		Agilent Technologies, Inc.	4,962,375	0.4
2,800	(2)	Align Technology, Inc.	1,220,800	0.1
22,600	(1),(2)	Alnylam Pharmaceuticals, Inc.	3,690,354	0.3
9,300	(1),(2)	Amedisys, Inc.	1,602,297	0.1
9,685	(2)	Argenx SE ADR	3,053,777	0.2
15,600	(2)	Ascendis Pharma A/S ADR	1,830,816	0.2
210,743	(2)	Avantor, Inc.	7,127,328	0.6
17,500	(2)	BioMarin Pharmaceutical, Inc.	1,349,250	0.1
11,700	(2)	BioNTech SE ADR	1,995,552	0.2
8,300	(2)	Bio-Rad Laboratories, Inc.	4,674,809	0.4
15,000		Bio-Techne Corp.	6,495,600	0.5
22,800	(2)	Blueprint Medicines Corp.	1,456,464	0.1
23,900		Bruker Corp.	1,536,770	0.1
41,984	(2)	Catalent, Inc.	4,656,026	0.4
17,128	(2)	Centene Corp.	1,442,006	0.1
4,500		Cooper Cos., Inc.	1,879,155	0.2
14,400	(2)	DaVita, Inc.	1,628,784	0.1
36,000	(2)	DexCom, Inc.	18,417,600	1.5
69,110	(2)	Elanco Animal Health, Inc.	1,803,080	0.1
49,500	(1),(2)	Exact Sciences Corp.	3,461,040	0.3
50,700	(2)	Genmab A/S ADR	1,834,326	0.2

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
26,500	(1),(2)	Guardant Health, Inc.	$1,755,360	0.1
22,200	(2)	Hologic, Inc.	1,705,404	0.1
19,600	(2)	Horizon Therapeutics Plc	2,062,116	0.2
5,775	(2)	ICU Medical, Inc.	1,285,746	0.1
14,200	(2)	Idexx Laboratories, Inc.	7,768,252	0.6
23,700	(2)	Incyte Corp., Ltd.	1,882,254	0.2
36,800	(2)	Insulet Corp.	9,803,152	0.8
16,600	(2)	IQVIA Holdings, Inc.	3,838,086	0.3
55,291	(1)	McKesson Corp.	16,926,234	1.4
7,100	(2)	Mettler Toledo International, Inc.	9,749,649	0.8
8,200	(2)	Molina Healthcare, Inc.	2,735,438	0.2
15,679	(2)	Neurocrine Biosciences, Inc.	1,469,906	0.1
23,200	(1),(2)	Novocure Ltd.	1,922,120	0.2
46,700	(1),(2)	Pacific Biosciences of California, Inc.	424,970	0.0
17,000	(2)	Penumbra, Inc.	3,776,210	0.3
12,500	(2)	Quidel Corp.	1,405,750	0.1
36,886	(1),(2)	Repligen Corp.	6,937,888	0.6
43,200		Resmed, Inc.	10,476,432	0.8
35,088	(1)	Royalty Pharma PLC	1,367,029	0.1
20,880	(2)	Seagen, Inc.	3,007,764	0.2
7,700	(2)	Shockwave Medical, Inc.	1,596,672	0.1
11,000		STERIS Public Ltd. Co.	2,659,470	0.2
12,712	(1),(2)	Teladoc Health, Inc.	916,917	0.1
3,500		Teleflex, Inc.	1,241,905	0.1
19,692	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,430,033	0.1
9,000	(2)	United Therapeutics Corp.	1,614,690	0.1
53,500	(2)	Veeva Systems, Inc.	11,366,610	0.9
22,200		West Pharmaceutical Services, Inc.	9,117,762	0.7
			205,068,770	16.4

		Industrials: 13.3%
56,300	(2)	Alaska Air Group, Inc.	3,265,963	0.3
11,500	(1)	Allegion Public Ltd.	1,262,470	0.1
11,962		Ametek, Inc.	1,593,099	0.1
24,700		AO Smith Corp.	1,578,083	0.1
24,564		Booz Allen Hamilton Holding Corp.	2,157,702	0.2
32,300		BWX Technologies, Inc.	1,739,678	0.1
26,100		Cintas Corp.	11,102,679	0.9
90,300	(2)	Copart, Inc.	11,329,941	0.9
82,545	(2)	CoStar Group, Inc.	5,498,322	0.4
19,387		Equifax, Inc.	4,596,658	0.4
17,000		Expeditors International Washington, Inc.	1,753,720	0.1
31,600		Fastenal Co.	1,877,040	0.2
9,300		Ferguson PLC	1,247,316	0.1
48,275		Fortune Brands Home & Security, Inc.	3,585,867	0.3
26,700	(2)	Generac Holdings, Inc.	7,936,842	0.6
18,000		Graco, Inc.	1,254,960	0.1
23,600	(1)	Hexcel Corp.	1,403,492	0.1
13,500		Hubbell, Inc.	2,480,895	0.2
6,800		Huntington Ingalls Industries, Inc.	1,356,192	0.1
76,600	(2)	IAA, Inc.	2,929,950	0.2
6,900		IDEX Corp.	1,322,937	0.1
27,300		JB Hunt Transport Services, Inc.	5,481,567	0.4
11,300		Landstar System, Inc.	1,704,379	0.1
13,900		Leidos Holdings, Inc.	1,501,478	0.1
14,600	(1),(2)	Middleby Corp.	2,393,524	0.2
38,050		Old Dominion Freight Line	11,364,774	0.9
30,700		Otis Worldwide Corp.	2,362,365	0.2
20,000		Paccar, Inc.	1,761,400	0.2
45,300		Republic Services, Inc.	6,002,250	0.5
20,300		Ritchie Bros Auctioneers, Inc.	1,198,309	0.1
25,600		Rockwell Automation, Inc.	7,168,768	0.6
35,237		Rollins, Inc.	1,235,057	0.1
15,100	(2)	SiteOne Landscape Supply, Inc.	2,441,519	0.2
63,000	(2)	Southwest Airlines Co.	2,885,400	0.2
16,900		Toro Co.	1,444,781	0.1
40,200		Trane Technologies PLC	6,138,540	0.5
8,196	(2)	TransDigm Group, Inc.	5,340,022	0.4
51,700		TransUnion	5,342,678	0.4
19,100	(2)	United Rentals, Inc.	6,784,511	0.6
39,600	(2)	Upwork, Inc.	920,304	0.1
14,900		Valmont Industries, Inc.	3,555,140	0.3
34,456		Verisk Analytics, Inc.	7,395,291	0.6
53,650		Waste Connections, Inc.	7,494,905	0.6
8,000	(1)	Watsco, Inc.	2,437,120	0.2
12,500	(1)	Woodward, Inc.	1,561,375	0.1
			167,189,263	13.3

		Information Technology: 34.8%
20,559	(1),(2)	Affirm Holdings, Inc.	951,470	0.1
174,300		Amphenol Corp.	13,133,505	1.0
14,200	(2)	ANSYS, Inc.	4,510,630	0.4
50,100	(1),(2)	AppLovin Corp.	2,759,007	0.2
28,199	(2)	Aspen Technology, Inc.	4,663,269	0.4
35,500	(2)	Avalara, Inc.	3,532,605	0.3
27,281	(1)	Bentley Systems, Inc.	1,205,275	0.1
37,100	(1),(2)	Bill.com Holdings, Inc.	8,413,909	0.7
42,934	(2)	Black Knight, Inc.	2,489,743	0.2
40,800		Broadridge Financial Solutions, Inc. ADR	6,352,968	0.5
105,000	(2)	Cadence Design Systems, Inc.	17,268,300	1.4
46,036	(2)	CCC Intelligent Solutions Holdings, Inc.	508,237	0.0
54,100		CDW Corp.	9,677,949	0.8
38,103	(2)	Ceridian HCM Holding, Inc.	2,604,721	0.2
30,100		Cognex Corp.	2,322,215	0.2
27,348	(2)	Confluent, Inc.	1,121,268	0.1
33,223	(2)	Coupa Software, Inc.	3,376,453	0.3
69,897	(2)	Crowdstrike Holdings, Inc.	15,872,211	1.3
11,320	(2),(3),(4)	Databricks, Inc.	1,877,761	0.2
105,046	(2)	Datadog, Inc.	15,911,318	1.3
49,853	(2)	DocuSign, Inc.	5,340,253	0.4
52,600	(2)	DoubleVerify Holdings, Inc.	1,323,942	0.1
34,137	(2)	Dynatrace, Inc.	1,607,853	0.1
11,300	(2)	Endava PLC ADR	1,503,239	0.1
42,900	(2)	Enphase Energy, Inc.	8,656,362	0.7
86,300		Entegris, Inc.	11,327,738	0.9
24,000	(2)	EPAM Systems, Inc.	7,118,640	0.6
15,800	(2)	Euronet Worldwide, Inc.	2,056,370	0.2
11,900	(2)	Fair Isaac Corp.	5,550,874	0.4
28,595	(2)	Five9, Inc.	3,156,888	0.3
17,100	(2)	FleetCor Technologies, Inc.	4,258,926	0.3
55,700	(2)	Fortinet, Inc.	19,034,918	1.5
27,400	(2)	Gartner, Inc.	8,150,404	0.7
36,000		Genpact Ltd.	1,566,360	0.1
45,389	(1),(2)	Gitlab, Inc.	2,471,431	0.2
12,300	(2)	Globant SA	3,223,461	0.3
21,100	(2)	GoDaddy, Inc.	1,766,070	0.1
2,391	(1),(2)	HashiCorp, Inc.	129,114	0.0

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
24,966	(1),(2)	HubSpot, Inc.	$11,857,352	0.9
77,700	(1),(2)	Informatica, Inc.	1,533,798	0.1
24,650	(2)	Keysight Technologies, Inc.	3,893,960	0.3
8,300		KLA Corp.	3,038,298	0.2
27,300	(2)	Lattice Semiconductor Corp.	1,663,935	0.1
5,100		Littelfuse, Inc.	1,271,991	0.1
30,900	(2)	Manhattan Associates, Inc.	4,286,139	0.3
42,748		Marvell Technology, Inc.	3,065,459	0.2
187,934		Microchip Technology, Inc.	14,121,361	1.1
11,000		MKS Instruments, Inc.	1,650,000	0.1
27,539	(2)	MongoDB, Inc.	12,216,025	1.0
24,800		Monolithic Power Systems, Inc.	12,044,864	1.0
23,400		Motorola Solutions, Inc.	5,667,480	0.5
60,482	(1),(2)	nCino, Inc.	2,478,552	0.2
45,300	(2)	Okta, Inc.	6,838,488	0.5
95,000	(2)	ON Semiconductor Corp.	5,947,950	0.5
33,500	(2)	Palo Alto Networks, Inc.	20,854,085	1.7
68,800		Paychex, Inc.	9,389,136	0.7
25,700	(2)	Paycom Software, Inc.	8,901,966	0.7
50,100	(1),(2)	Paycor HCM, Inc.	1,458,411	0.1
23,000	(2)	Paylocity Holding Corp.	4,732,710	0.4
16,536	(1),(2)	Procore Technologies, Inc.	958,427	0.1
37,575	(2)	PTC, Inc.	4,047,579	0.3
66,502	(1),(2)	Qualtrics International, Inc.	1,898,632	0.2
29,000	(2)	RingCentral, Inc.	3,399,090	0.3
51,771	(1),(2)	SentinelOne, Inc.	2,005,609	0.2
10,300	(1),(2)	Silicon Laboratories, Inc.	1,547,060	0.1
30,900		Skyworks Solutions, Inc.	4,118,352	0.3
22,300	(2)	Smartsheet, Inc.	1,221,594	0.1
46,035		SS&C Technologies Holdings, Inc.	3,453,546	0.3
5,400	(1),(2)	Synaptics, Inc.	1,077,300	0.1
37,600	(2)	Synopsys, Inc.	12,530,952	1.0
31,626	(2),(3),(4)	Tanium, Inc. Class B	291,592	0.0
54,000	(1)	Teradyne, Inc.	6,384,420	0.5
221,673	(2)	Trade Desk, Inc./The	15,350,855	1.2
4,400	(2)	Twilio, Inc.	725,164	0.1
14,700	(2)	Tyler Technologies, Inc.	6,539,883	0.5
43,061	(1),(2)	UiPath, Inc.	929,687	0.1
6,400	(2)	VeriSign, Inc.	1,423,744	0.1
12,999	(2)	WEX, Inc.	2,319,672	0.2
16,300	(1),(2)	Workiva, Inc.	1,923,400	0.2
22,700	(2)	Zebra Technologies Corp.	9,390,990	0.7
43,700	(2)	Zscaler, Inc.	10,543,936	0.8
			435,789,101	34.8

		Materials: 2.7%
7,900		Albemarle Corp.	1,747,085	0.1
165,947	(2)	Ardagh Metal Packaging SA	1,349,149	0.1
18,300		Avery Dennison Corp.	3,183,651	0.3
30,880	(1)	Ball Corp.	2,779,200	0.2
27,300		CF Industries Holdings, Inc.	2,813,538	0.2
56,200		Corteva, Inc.	3,230,376	0.3
41,000		PPG Industries, Inc.	5,373,870	0.4
41,100		RPM International, Inc.	3,347,184	0.3
44,300		Sealed Air Corp.	2,966,328	0.2
42,500		Steel Dynamics, Inc.	3,545,775	0.3
21,300		Vulcan Materials Co.	3,912,810	0.3
			34,248,966	2.7

		Real Estate: 2.7%
21,000		Alexandria Real Estate Equities, Inc.	4,226,250	0.3
193,400		CubeSmart	10,062,602	0.8
79,200		Equity Lifestyle Properties, Inc.	6,057,216	0.5
30,900	(1)	eXp World Holdings, Inc.	654,153	0.1
22,800		Rexford Industrial Realty, Inc.	1,700,652	0.1
31,800		SBA Communications Corp.	10,942,380	0.9
			33,643,253	2.7

	Total Common Stock
	(Cost $997,819,078)		1,239,859,218	98.9

PREFERRED STOCK: 0.9%
		Consumer Discretionary: 0.2%
32,438	(2),(3),(4)	Rappi, Inc. - Series E	1,840,208	0.2

		Health Care: 0.1%
123,878	(2),(3),(4)	Caris Life Sciences, Inc. Series D	1,003,412	0.1

		Information Technology: 0.6%
24,459	(2),(3),(4)	Databricks, Inc., Series F	4,057,259	0.3
2,636	(2),(3),(4)	Databricks, Inc., Series G	437,260	0.0
353,970	(2),(3),(4)	Tanium, Inc. - Series G	3,263,603	0.3
			7,758,122	0.6

	Total Preferred Stock
	(Cost $6,216,684)		10,601,742	0.9

	Total Long-Term Investments
	(Cost $1,004,035,762)		1,250,460,960	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.0%
		Commercial Paper: 0.8%
700,000	(5)	Bank of Montreal, 0.220%, 04/18/2022	699,867	0.1
600,000	(5)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	598,990	0.0
725,000	(5)	Credit Suisse AG, 0.330%, 06/09/2022	723,891	0.1
700,000	(5)	DNB Bank ASA, 0.220%, 05/03/2022	699,800	0.1
2,640,000	(5)	Exxon Mobile Corporation, 0.290%, 04/01/2022	2,639,979	0.2
675,000	(5)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	674,660	0.1
500,000	(5)	LMA-Americas LLC, 0.270%, 05/04/2022	499,704	0.0
625,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	624,884	0.0
250,000	(5)	Old Line Funding LLC, 0.250%, 04/27/2022	249,896	0.0
750,000	(5)	Santander UK PLC, 0.230%, 04/08/2022	749,944	0.1
500,000	(5)	Santander UK PLC, 0.290%, 05/03/2022	499,776	0.0
800,000	(5)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	799,973	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
525,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	$524,962	0.0

	Total Commercial Paper
	(Cost $9,986,326)		9,986,326	0.8

		Floating Rate Notes: 1.5%
500,000	(5)	ANZ Bank, 0.380%, 07/13/2022	499,771	0.0
600,000	(5)	ANZ Bank, 0.420%, 08/18/2022	599,620	0.0
750,000	(5)	Bank of America N.A., 0.380%, 07/06/2022	750,000	0.1
425,000	(5)	Bank of Nova Scotia, 0.440%, 07/18/2022	424,746	0.0
725,000	(5)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	724,513	0.1
625,000	(5)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	624,442	0.0
725,000	(5)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	724,561	0.1
725,000	(5)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	724,402	0.1
325,000	(5)	Cooperatieve Rabobank U.A./New York, 0.420%, 08/16/2022	324,721	0.0
725,000	(5)	Credit Industriel et Commercial, 0.390%, 07/05/2022	724,591	0.1
700,000	(5)	Credit Industriel et Commercial, 0.410%, 07/07/2022	699,608	0.1
425,000	(5)	Credit Industriel et Commercial, 0.440%, 08/08/2022	424,673	0.0
300,000	(5)	Credit Suisse AG, 0.450%, 05/02/2022	299,987	0.0
700,000	(5)	Credit Suisse AG, 0.430%, 07/19/2022	699,589	0.1
450,000	(5)	Landesbank Baden-Wurttemberg, 0.440%, 06/17/2022	449,807	0.0
475,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 0.460%, 07/26/2022	474,727	0.0
600,000	(5)	National Australia Bank Ltd., 0.400%, 08/08/2022	599,474	0.0
725,000	(5)	National Bank of Canada, 0.430%, 08/09/2022	724,410	0.1
725,000	(5)	Natixis SA, 0.440%, 06/17/2022	724,815	0.1
725,000	(5)	Natixis SA, 0.390%, 07/11/2022	724,635	0.1
700,000	(5)	Norinchukin Bank of New York, 0.420%, 06/22/2022	699,729	0.1
650,000	(5)	Royal Bank of Canada, 0.420%, 08/16/2022	649,463	0.0
675,000	(5)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	674,611	0.0
725,000	(5)	Societe Generale, 0.430%, 08/08/2022	724,365	0.1
375,000	(5)	Societe Generale, 0.470%, 08/31/2022	374,664	0.0
600,000	(5)	Sumitomo Mitsui Trust Bank Ltd., 0.490%, 06/24/2022	599,861	0.0
725,000	(5)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	724,540	0.1
250,000	(5)	Svenska Handelsbanken AB, 0.420%, 07/29/2022	249,800	0.0
700,000	(5)	Toronto-Dominion Bank, 0.430%, 07/25/2022	699,705	0.1
275,000	(5)	Toronto-Dominion Bank, 0.440%, 08/19/2022	274,808	0.0
750,000	(5)	Westpac Banking Corp., 0.410%, 08/02/2022	749,533	0.1

	Total Floating Rate Notes
	(Cost $18,364,171)		18,364,171	1.5

		Repurchase Agreements: 4.6%
13,297,629	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $13,297,735, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,563,582, due 04/25/22-12/20/71)	13,297,629	1.1
3,398,749	(5)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $3,398,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,466,724, due 04/05/22-03/01/52)	3,398,749	0.3
6,727,800	(5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $6,727,861, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,862,437, due 04/19/22-02/15/52)	6,727,800	0.5
19,197,440	(5)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $19,197,598, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $19,581,389, due 04/05/22-04/01/52)	19,197,440	1.5

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,958,242	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $2,958,265, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $3,017,407, due 03/23/23-02/28/27)	$2,958,242	0.2
4,011,352	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,011,388, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,091,617, due 05/01/22-02/20/72)	4,011,352	0.3
8,490,921	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $8,490,998, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,660,745, due 01/15/25-02/15/51)	8,490,921	0.7

	Total Repurchase Agreements
	(Cost $58,082,133)		58,082,133	4.6

		Certificates of Deposit: 0.1%
650,000	(5)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	649,988	0.1
325,000	(5)	Norinchukin Bank of New York, 0.220%, 04/12/2022	324,987	0.0
325,000	(5)	Toronto-Dominion Bank, 0.280%, 05/10/2022	324,926	0.0

	Total Certificates of Deposit
	(Cost $1,299,901)		1,299,901	0.1

		Time Deposits: 0.3%
2,730,000	(5)	Barclays Bank PLC, 0.340%, 04/01/2022	2,730,000	0.2
1,660,000	(5)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	1,660,000	0.1

	Total Time Deposits
	(Cost $4,390,000)		4,390,000	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,714,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	2,714,000	0.2
2,548,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	2,548,000	0.2
2,054,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	2,054,000	0.2
1,114,954	(6)	T. Rowe Price Government Reserve Fund, 0.290%	1,114,954	0.1
	Total Mutual Funds
	(Cost $8,430,954)		8,430,954	0.7

	Total Short-Term Investments
	(Cost $100,553,485)		100,553,485	8.0

	Total Investments in Securities (Cost $1,104,589,247)		$1,351,014,445	107.8
	Liabilities in Excess of Other Assets		(97,808,279)	(7.8)
	Net Assets		$1,253,206,166	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $16,364,998 or 1.3% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2022.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$44,837,720	$–	$–	$44,837,720
Consumer Discretionary	179,903,950	–	–	179,903,950
Consumer Staples	32,533,763	–	–	32,533,763
Energy	33,828,282	–	3,593,903	37,422,185
Financials	69,222,247	–	–	69,222,247
Health Care	205,068,770	–	–	205,068,770
Industrials	167,189,263	–	–	167,189,263
Information Technology	433,619,748	–	2,169,353	435,789,101
Materials	34,248,966	–	–	34,248,966
Real Estate	33,643,253	–	–	33,643,253
Total Common Stock	1,234,095,962	–	5,763,256	1,239,859,218
Preferred Stock	–	–	10,601,742	10,601,742
Short-Term Investments	8,430,954	92,122,531	–	100,553,485
Total Investments, at fair value	$1,242,526,916	$92,122,531	$16,364,998	$1,351,014,445

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:

Investments, at fair value	Fair Value at March 31, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$5,763,256	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to EBITDA Multiple	10.5x	10.5x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	12.5x	12.5x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	14.1x-23.2x	14.1x-23.2x	Increase
		Market Approach	Enterprise Value to Sales Multiple	10.5x-16.8x	10.5x-16.8x	Increase
		Market Approach	Discount Rate for Cost of Equity	20%	20%	Decrease
		Market Approach	Discount for lack of marketability	10%	10%	Decrease

Preferred Stocks	$10,601,742	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Enterprise Value to Gross Profit Multiple	14.2x	14.2x	Increase
		Market Approach	Enterprise Value to Sales Multiple	11.2x	11.2x	Increase
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
Total Investments, at fair value	$16,364,998

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2022:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$6,381,016	$12,329,931	$18,710,947
Purchases	-	-	-
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	(617,760)	(1,728,189)	(2,345,949)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending balance at March 31, 2022	$5,763,256	$10,601,742	$16,364,998
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2022*****	$(617,760)	$(1,728,189)	$(2,345,949)

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,412	$1,003,412
Databricks, Inc.	7/24/2020	543,644	1,877,761
Databricks, Inc., Series F	10/22/2019	1,050,475	4,057,259
Databricks, Inc., Series G	2/1/2021	467,542	437,260
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,840,208
Tanium, Inc. - Series G	8/26/2015	1,757,213	3,263,603
Tanium, Inc. Class B	9/24/2020	360,385	291,592
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	261,808
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	3,332,095
		$9,337,566	$16,364,998

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,104,910,678.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$340,338,677
Gross Unrealized Depreciation	(94,234,910)
Net Unrealized Appreciation	$246,103,767